Hedge Accounting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about hedges [abstract]
Description of type of hedge	There are three types of hedge relations Fair value hedge, Cash flow hedge, and Hedge of net investment in foreign operations.